Shareholder Report, Line Graph (Details) - USD ($)											12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 13,095	$ 11,598	$ 11,219	$ 11,130	$ 10,287	$ 11,168	$ 10,867	$ 10,164	$ 9,311	$ 9,600	$ 13,966
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	12,861	11,391	11,102	11,094	10,322	11,289	11,056	10,437	9,620	10,000	$ 13,716
Class I
Account Value [Line Items]
Line Graph and Table Measure Name											Class I
Accumulated Value	14,110	12,437	11,989	11,873	10,934	11,808	11,458	10,682	9,740	10,000	$ 15,108
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6
Accumulated Value	14,066	12,403	11,960	11,846	10,912	11,784	11,446	10,671	9,731	10,000	$ 15,066
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name											Class Y
Accumulated Value	13,950	12,322	11,891	11,778	10,860	11,760	11,411	10,650	9,723	10,000	$ 14,917
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	10,995	10,854	11,091	12,085	12,134	11,090	10,423	10,462	10,299	10,000	$ 11,596
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	10,995	10,854	11,091	12,085	12,134	11,090	10,423	10,462	10,299	10,000	$ 11,596
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	10,995	10,854	11,091	12,085	12,134	11,090	10,423	10,462	10,299	10,000	$ 11,596
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	10,995	10,854	11,091	12,085	12,134	11,090	10,423	10,462	10,299	10,000	$ 11,596
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	10,995	10,854	11,091	12,085	12,134	11,090	10,423	10,462	10,299	10,000	$ 11,596
ICE BofA U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA U.S. Treasury Bill Index
Accumulated Value	11,576	10,977	10,644	10,637	10,624	10,422	10,186	10,063	10,019	10,000	$ 12,135
Bloomberg U.S. MBS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. MBS Index
Accumulated Value	10,474	10,422	10,709	11,588	11,643	10,929	10,359	10,390	10,271	10,000	$ 11,091
ICE BofA U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA U.S. Treasury Bill Index
Accumulated Value	11,576	10,977	10,644	10,637	10,624	10,422	10,186	10,063	10,019	10,000	$ 12,135
Bloomberg U.S. MBS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. MBS Index
Accumulated Value	10,474	10,422	10,709	11,588	11,643	10,929	10,359	10,390	10,271	10,000	$ 11,091
ICE BofA U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA U.S. Treasury Bill Index
Accumulated Value	11,576	10,977	10,644	10,637	10,624	10,422	10,186	10,063	10,019	10,000	$ 12,135
Bloomberg U.S. MBS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. MBS Index
Accumulated Value	10,474	10,422	10,709	11,588	11,643	10,929	10,359	10,390	10,271	10,000	$ 11,091
ICE BofA U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA U.S. Treasury Bill Index
Accumulated Value	11,576	10,977	10,644	10,637	10,624	10,422	10,186	10,063	10,019	10,000	$ 12,135
Bloomberg U.S. MBS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. MBS Index
Accumulated Value	10,474	10,422	10,709	11,588	11,643	10,929	10,359	10,390	10,271	10,000	$ 11,091
ICE BofA U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA U.S. Treasury Bill Index
Accumulated Value	11,576	10,977	10,644	10,637	10,624	10,422	10,186	10,063	10,019	10,000	$ 12,135
Bloomberg U.S. MBS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. MBS Index
Accumulated Value	$ 10,474	$ 10,422	$ 10,709	$ 11,588	$ 11,643	$ 10,929	$ 10,359	$ 10,390	$ 10,271	$ 10,000	$ 11,091